Accrued Liabilities (Details) $ in Thousands	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 18, 2018 employee	Dec. 31, 2017 USD ($)
Accrued Liabilities
Accrued compensation and other payroll liabilities	$ 20	$ 137		$ 306
Workforce reduction severance		100
Legal costs	269	106		91
Accrued interest		43		38
Other research and development expenses		135		522
Other general and administrative expenses	21	17		53
Total	$ 382	$ 438		$ 1,010
Number of employees | employee			5
Workforce (as a percentage)			33.00%